Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Balance Sheet Information Related to Leases
As of December 31, 2023 and 2022, supplemental balance sheet information related to leases was as follows:

	December 31, 2023		December 31, 2022
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	4.3	13.7	4.5	14.3
Weighted average discount rate	4.1%	6.5%	3.8%	6.5%

Maturities of Financing Lease Liabilities
As of December 31, 2023, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2024	$50,221	$12,800
2025	13,174	12,800
2026	8,670	12,800
2027	8,702	12,800
2028	8,258	12,800
Thereafter	18,745	171,505
Total lease payments	$107,770	$235,505
Less: Imputed interest	(15,687)	(95,931)
Present value of lease liabilities	$92,083	$139,574

Maturities of Operating Lease Liabilities
As of December 31, 2023, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2024	$50,221	$12,800
2025	13,174	12,800
2026	8,670	12,800
2027	8,702	12,800
2028	8,258	12,800
Thereafter	18,745	171,505
Total lease payments	$107,770	$235,505
Less: Imputed interest	(15,687)	(95,931)
Present value of lease liabilities	$92,083	$139,574